Schedule of Investments (unaudited)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes(a)

Azerbaijan — 0.4%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(b)	$56,488	$68,042,903

Bahrain — 0.2%
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(b)	28,713	32,571,309

Chile — 1.4%
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(b)	30,289	32,712,120
3.15%, 01/14/30 (Call 10/14/29)(b)	25,478	27,755,096
3.63%, 08/01/27 (Call 05/01/27)(b)	32,393	36,189,055
3.70%, 01/30/50 (Call 07/30/49)(b)	49,400	52,549,250
4.38%, 02/05/49 (Call 08/05/48)(b)	35,771	42,310,386
4.50%, 08/01/47 (Call 02/01/47)(b)	33,663	40,037,931
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50 (Call 11/07/49)(b)	28,351	34,942,607
		266,496,445
China — 2.3%
China Minmetals Corp., 3.75%, (Call 11/13/22)(b)(c)(d)	15,062	15,306,757
CNAC HK Finbridge Co. Ltd.
3.38%, 06/19/24(b)	14,780	15,029,412
4.13%, 07/19/27(b)	14,683	15,164,786
4.63%, 03/14/23(b)	17,177	17,831,873
5.13%, 03/14/28(b)	25,279	27,292,978
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(b)	19,617	21,125,057
Minmetals Bounteous Finance BVI Ltd., 3.38%, (Call 09/03/24)(b)(c)(d)	13,795	13,995,028
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(b)	13,632	16,937,760
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	20,736	22,537,751
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	20,072	22,016,475
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(b)	22,061	23,681,105
Sinopec Group Overseas Development 2017 Ltd., 3.63%, 04/12/27(b)	11,346	12,543,911
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(e)	9,400	9,432,618
2.15%, 05/13/25 (Call 04/13/25)(b)	14,714	15,149,140
2.30%, 01/08/31 (Call 10/08/30)(e)	9,200	9,124,100
2.70%, 05/13/30 (Call 02/13/30)(b)	23,373	24,079,800
2.95%, 11/12/29 (Call 08/12/29)(b)	15,961	16,798,952
SPIC MTN Co. Ltd., 1.63%, 07/27/25(b)	16,313	16,385,883
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(b)	10,680	11,210,663
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(b)	24,632	27,049,015
State Grid Overseas Investment 2016 Ltd.
1.63%, 08/05/30 (Call 05/05/30)(b)	20,813	20,006,496
3.50%, 05/04/27(b)	30,840	34,588,987
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(b)	12,888	13,749,885
		421,038,432
Indonesia — 1.1%
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(b)	11,716	12,913,961

Security	Par (000)	Value

Indonesia (continued)
5.45%, 05/15/30 (Call 02/15/30)(b)	$11,961	$14,117,867
6.53%, 11/15/28(b)	9,426	11,740,743
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(b)	10,059	10,976,884
Pertamina Persero PT
4.18%, 01/21/50 (Call 07/21/49)(b)	10,940	11,678,450
4.30%, 05/20/23(b)	17,541	18,768,870
5.63%, 05/20/43(b)	14,736	18,115,923
6.00%, 05/03/42(b)	12,415	15,782,693
6.45%, 05/30/44(b)	16,113	21,631,702
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/50 (Call 12/30/49)(b)	11,077	11,288,155
4.13%, 05/15/27(b)	14,925	16,454,812
5.25%, 10/24/42(b)	11,539	13,327,545
5.45%, 05/21/28(b)	11,190	13,354,566
6.15%, 05/21/48(b)	10,409	13,554,600
		203,706,771
Kazakhstan — 1.0%
KazMunayGas National Co. JSC
4.75%, 04/19/27(b)	28,710	33,258,741
5.38%, 04/24/30(b)	34,502	42,372,769
5.75%, 04/19/47(b)	35,521	45,691,106
6.38%, 10/24/48(b)	41,472	57,373,920
		178,696,536
Malaysia — 1.7%
Petronas Capital Ltd.
3.50%, 03/18/25(b)	44,960	49,669,560
3.50%, 04/21/30 (Call 01/21/30)(b)	64,348	72,507,327
4.50%, 03/18/45(b)	38,625	49,795,736
4.55%, 04/21/50 (Call 10/21/49)(b)	77,246	99,492,848
4.80%, 04/21/60 (Call 10/21/59)(b)	28,531	39,473,209
		310,938,680
Mexico — 2.6%
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.38%, 10/14/25(b)	5,939	6,575,587
Comision Federal de Electricidad
4.75%, 02/23/27(b)	6,497	7,339,580
4.88%, 01/15/24(b)	11,539	12,660,446
Mexico City Airport Trust, 5.50%, 07/31/47 (Call 01/31/47)(b)	18,915	18,941,008
Petroleos Mexicanos
4.50%, 01/23/26	11,364	11,218,399
4.88%, 01/18/24	8,608	8,981,910
5.35%, 02/12/28	20,866	19,932,246
5.95%, 01/28/31 (Call 10/28/30)	31,752	30,085,020
6.35%, 02/12/48	24,334	20,349,307
6.38%, 01/23/45	14,296	12,308,856
6.49%, 01/23/27 (Call 11/23/26)	21,429	22,071,870
6.50%, 03/13/27	46,715	48,350,025
6.50%, 01/23/29	16,713	16,598,098
6.50%, 06/02/41	12,599	11,039,874
6.63%, 06/15/35	22,195	20,896,592
6.75%, 09/21/47	49,140	42,850,080
6.84%, 01/23/30 (Call 10/23/29)	37,971	38,018,464
6.88%, 10/16/25 (Call 09/16/25)	11,240	12,226,310
6.88%, 08/04/26	26,903	28,819,839
6.95%, 01/28/60 (Call 07/28/59)	31,490	27,393,151
7.69%, 01/23/50 (Call 07/23/49)	67,073	63,300,144
		479,956,806

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Panama — 0.1%
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(b)	$27,479	$27,410,302

Peru — 0.4%
Petroleos del Peru SA
4.75%, 06/19/32(b)	28,612	32,403,090
5.63%, 06/19/47(b)	28,575	34,066,758
		66,469,848
Philippines — 0.1%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(b)	22,978	28,607,610

Russia — 0.2%
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23(b)	18,359	20,298,169
6.80%, 11/22/25(b)	17,643	21,088,899
		41,387,068
South Africa — 0.4%
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(b)	23,217	25,654,785
6.75%, 08/06/23(b)	24,456	25,556,520
7.13%, 02/11/25(b)	30,734	32,674,084
		83,885,389
United Arab Emirates — 1.2%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	25,764	31,158,338
DP World Crescent Ltd.
3.88%, 07/18/29(b)	11,369	12,402,868
3.91%, 05/31/23(b)	13,749	14,496,602
4.85%, 09/26/28(b)	12,122	14,043,943
DP World PLC
5.63%, 09/25/48(b)	15,727	19,565,371
6.85%, 07/02/37(b)	18,040	24,421,650
DP World Salaam, 6.00%, (Call 01/01/26)(b)(c)(d)	19,714	21,562,188
MDGH-GMTN BV
2.50%, 11/07/24 (Call 10/07/24)(b)	12,523	13,176,544
2.50%, 05/21/26 (Call 04/21/26)(b)	10,951	11,590,949
2.88%, 11/07/29 (Call 08/07/29)(b)	12,303	13,160,365
2.88%, 05/21/30 (Call 02/21/30)(b)	10,924	11,651,129
3.70%, 11/07/49 (Call 05/07/49)(b)	20,467	22,426,715
3.95%, 05/21/50 (Call 11/21/49)(b)	20,699	23,726,229
		233,382,891
Venezuela — 0.0%
Petroleos de Venezuela SA
5.38%, 04/12/27(f)	24,185	846,475
5.50%, 04/12/37(f)	22,444	785,547
6.00%, 05/16/24(f)	32,388	1,133,559
6.00%, 11/15/26(f)	30,450	1,065,763
9.00%, 11/17/21(f)	28,268	989,382
9.75%, 05/17/35(f)	31,912	1,116,898
12.75%, 02/17/22(f)	14,002	490,080
		6,427,704
Total Corporate Bonds & Notes — 13.1%
(Cost: $2,413,502,793)		2,449,018,694

Foreign Government Obligations(a)

Angola — 1.2%
Angolan Government International Bond
8.00%, 11/26/29(b)	46,858	46,257,632

Security	Par (000)	Value

Angola (continued)
8.25%, 05/09/28(b)	$48,141	$48,035,692
9.13%, 11/26/49(b)	36,000	34,965,000
9.38%, 05/08/48(b)	51,000	50,378,437
9.50%, 11/12/25(b)	39,170	41,630,366
		221,267,127
Argentina — 1.4%
Argentine Republic Government International Bond
0.13%, 07/09/30 (Call 03/01/21)(g)	182,523	69,586,834
0.13%, 07/09/35 (Call 03/01/21)(g)	228,629	78,234,046
0.13%, 01/09/38 (Call 03/01/21)(g)	127,064	49,634,300
0.13%, 07/09/41 (Call 03/01/21)(g)	117,557	42,430,548
0.13%, 07/09/46 (Call 03/01/21)(g)	24,004	8,236,471
1.00%, 07/09/29 (Call 03/01/21)	30,821	12,723,209
		260,845,408
Azerbaijan — 0.5%
Republic of Azerbaijan International Bond
3.50%, 09/01/32(b)	30,570	31,974,309
4.75%, 03/18/24(b)	35,694	38,939,923
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23(b)	23,852	25,298,028
		96,212,260
Bahrain — 2.3%
Bahrain Government International Bond
5.25%, 01/25/33(e)	18,525	18,432,375
5.45%, 09/16/32(b)	30,629	31,126,721
5.63%, 09/30/31(b)	28,471	29,236,158
6.00%, 09/19/44(b)	36,397	35,839,671
6.13%, 08/01/23(b)	41,289	44,321,161
6.75%, 09/20/29(b)	35,451	39,904,532
7.00%, 01/26/26(b)	29,866	34,504,563
7.00%, 10/12/28(b)	43,705	50,492,933
7.38%, 05/14/30(b)	30,188	34,933,176
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(b)	29,180	31,386,738
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(b)	25,330	29,374,884
CBB International Sukuk Programme Co. SPC
3.95%, 09/16/27(b)	27,666	28,080,990
4.50%, 03/30/27(b)	26,084	27,282,234
		434,916,136
Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(b)	25,230	22,880,456

Brazil — 3.3%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(b)	20,358	22,788,237
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28(b)	12,671	13,811,608
Brazilian Government International Bond
2.88%, 06/06/25	25,008	25,833,264
3.88%, 06/12/30	57,472	59,070,440
4.25%, 01/07/25	72,702	79,449,654
4.50%, 05/30/29 (Call 02/28/29)	35,110	38,346,703
4.63%, 01/13/28 (Call 10/13/27)	49,065	54,017,498
4.75%, 01/14/50 (Call 07/14/49)	53,210	53,093,603
5.00%, 01/27/45	55,694	57,556,268
5.63%, 01/07/41	35,763	39,696,930
5.63%, 02/21/47	47,103	52,519,845
6.00%, 04/07/26	37,939	44,803,588
7.13%, 01/20/37	27,760	35,584,850

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
8.25%, 01/20/34	$19,616	$27,057,820
8.88%, 04/15/24	17,384	21,556,160
		625,186,468
Chile — 1.5%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	44,703	47,049,907
2.55%, 01/27/32 (Call 10/27/31)	20,800	21,989,500
3.10%, 01/22/61 (Call 07/22/60)	31,700	32,066,531
3.24%, 02/06/28 (Call 11/06/27)	57,263	64,331,402
3.50%, 01/25/50 (Call 07/25/49)	63,994	70,393,400
3.86%, 06/21/47	34,059	39,827,743
		275,658,483
China — 1.3%
China Development Bank, 1.00%, 10/27/25(b)	9,199	9,176,922
China Government International Bond
0.40%, 10/21/23(e)	16,000	16,027,185
0.40%, 10/21/23	5,050	5,058,580
0.55%, 10/21/25(b)	31,749	31,581,753
1.20%, 10/21/30(e)	27,500	27,144,450
1.20%, 10/21/30	2,300	2,270,263
1.95%, 12/03/24(b)	25,616	26,984,855
2.13%, 12/03/29(b)	24,274	25,715,269
2.63%, 11/02/27(b)	15,259	16,889,806
3.25%, 10/19/23(b)	23,612	25,449,309
3.50%, 10/19/28(b)	14,556	16,793,985
Export-Import Bank of China (The)
2.88%, 04/26/26(b)	15,092	16,436,131
3.63%, 07/31/24(b)	16,992	18,680,580
		238,209,088
Colombia — 3.3%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	16,975	17,463,031
3.00%, 01/30/30 (Call 10/30/29)	29,767	30,641,406
3.13%, 04/15/31 (Call 01/15/31)	32,344	33,344,642
3.88%, 04/25/27 (Call 01/25/27)	34,651	38,040,301
3.88%, 02/15/61 (Call 08/15/60)	15,600	15,366,000
4.00%, 02/26/24 (Call 11/26/23)	29,196	31,367,453
4.13%, 05/15/51 (Call 11/15/50)	29,593	30,943,181
4.50%, 01/28/26 (Call 10/28/25)	29,702	33,312,649
4.50%, 03/15/29 (Call 12/15/28)	38,614	43,959,626
5.00%, 06/15/45 (Call 12/15/44)	89,056	103,082,320
5.20%, 05/15/49 (Call 11/15/48)	36,220	43,271,581
5.63%, 02/26/44 (Call 08/26/43)	48,718	60,181,954
6.13%, 01/18/41	49,751	63,712,374
7.38%, 09/18/37	33,425	46,847,227
8.13%, 05/21/24	20,700	25,053,469
		616,587,214
Costa Rica — 0.5%
Costa Rica Government International Bond
6.13%, 02/19/31(b)	33,167	33,177,365
7.00%, 04/04/44(b)	28,867	28,262,597
7.16%, 03/12/45(b)	36,038	35,542,477
		96,982,439
Croatia — 0.5%
Croatia Government International Bond
5.50%, 04/04/23(b)	37,289	41,052,859
6.00%, 01/26/24(b)	49,617	57,075,055
		98,127,914

Security	Par (000)	Value

Dominican Republic — 3.0%
Dominican Republic International Bond
4.50%, 01/30/30(b)	$32,171	$33,518,161
4.88%, 09/23/32(b)	78,058	82,936,625
5.30%, 01/21/41(e)	19,500	20,072,812
5.50%, 01/27/25(b)	30,262	33,704,302
5.88%, 01/30/60(b)	76,880	80,123,375
5.95%, 01/25/27(b)	45,094	52,196,305
6.00%, 07/19/28(b)	32,876	38,177,255
6.40%, 06/05/49(b)	36,456	40,625,655
6.50%, 02/15/48(b)	26,409	29,833,917
6.85%, 01/27/45(b)	47,732	56,010,519
6.88%, 01/29/26(b)	39,031	46,105,369
7.45%, 04/30/44(b)	38,376	48,065,940
		561,370,235
Ecuador — 1.2%
Ecuador Government International Bond
0.00%, 07/31/30(b)(h)	30,081	12,972,391
0.50%, 07/31/30(b)(g)	103,438	55,436,456
0.50%, 07/31/35(b)(g)	235,895	108,364,266
0.50%, 07/31/40(b)(g)	93,775	41,055,757
		217,828,870
Egypt — 2.9%
Egypt Government International Bond
5.58%, 02/21/23(b)	28,367	29,971,508
5.75%, 05/29/24(b)	34,881	37,507,975
5.88%, 06/11/25(b)	36,595	39,774,191
6.59%, 02/21/28(b)	30,577	33,090,047
7.05%, 01/15/32(b)	26,056	27,782,210
7.50%, 01/31/27(b)	49,400	56,948,937
7.60%, 03/01/29(b)	46,572	52,335,286
7.63%, 05/29/32(b)	45,249	50,070,847
7.90%, 02/21/48(b)	39,700	41,312,812
8.50%, 01/31/47(b)	63,678	69,767,209
8.70%, 03/01/49(b)	37,737	41,852,692
8.88%, 05/29/50(b)	52,075	58,861,023
		539,274,737
El Salvador — 0.5%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/06/49)(b)	30,739	28,433,575
7.65%, 06/15/35(b)	25,999	25,349,025
9.50%, 07/15/52 (Call 01/15/52)(b)	29,130	30,528,240
		84,310,840
Ethiopia — 0.1%
Ethiopia International Bond, 6.63%, 12/11/24(b)	28,830	27,010,106

Gabon — 0.3%
CBB International Sukuk Programme Co. SPC, 6.25%, 11/14/24(b)	28,171	31,146,562
Gabon Government International Bond, 6.63%, 02/06/31(b)	29,323	28,892,318
		60,038,880
Ghana — 1.3%
Ghana Government International Bond
6.38%, 02/11/27(b)	32,842	33,909,365
7.63%, 05/16/29(b)	26,587	27,991,126
7.88%, 02/11/35(b)	26,647	26,855,180
8.13%, 01/18/26(b)	27,184	30,624,130
8.13%, 03/26/32(b)	33,100	34,589,500
8.63%, 06/16/49(b)	30,271	30,271,000

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ghana (continued)
8.95%, 03/26/51(b)	$28,900	$29,496,062
10.75%, 10/14/30(b)	27,147	35,927,358
		249,663,721
Guatemala — 0.2%
Guatemala Government Bond, 6.13%, 06/01/50(Call 12/01/49)(b)	37,506	46,249,586

Hungary — 1.2%
Hungary Government International Bond
5.38%, 02/21/23	46,482	51,013,995
5.38%, 03/25/24	53,946	61,565,872
5.75%, 11/22/23	49,998	57,122,715
7.63%, 03/29/41	34,756	60,518,885
		230,221,467
India — 0.6%
Export-Import Bank of India
2.25%, 01/13/31(e)	26,100	25,142,668
3.25%, 01/15/30(b)	26,227	27,472,783
3.38%, 08/05/26(b)	28,397	30,692,897
3.88%, 02/01/28(b)	26,398	28,813,417
		112,121,765
Indonesia — 3.8%
Indonesia Government International Bond
1.85%, 03/12/31	6,830	6,726,167
2.85%, 02/14/30	14,661	15,641,454
3.05%, 03/12/51	8,400	8,431,500
3.38%, 04/15/23(b)	13,651	14,418,869
3.50%, 01/11/28	14,364	15,894,664
3.70%, 10/30/49	14,813	16,280,413
3.85%, 07/18/27(b)	10,161	11,542,261
3.85%, 10/15/30	19,713	22,774,675
4.10%, 04/24/28	12,851	14,830,857
4.13%, 01/15/25(b)	21,974	24,535,344
4.20%, 10/15/50	16,971	20,264,435
4.35%, 01/08/27(b)	14,259	16,500,337
4.35%, 01/11/48	21,120	24,941,400
4.45%, 04/15/70	12,904	15,775,140
4.63%, 04/15/43(b)	14,302	17,135,584
4.75%, 01/08/26(b)	23,282	27,014,396
4.75%, 02/11/29	12,446	14,921,012
4.75%, 07/18/47(b)	11,582	14,343,583
5.13%, 01/15/45(b)	18,609	23,831,151
5.25%, 01/17/42(b)	22,714	29,272,667
5.25%, 01/08/47(b)	17,965	23,680,116
5.35%, 02/11/49	11,173	15,233,687
5.38%, 10/17/23(b)	11,347	12,740,553
5.88%, 01/15/24(b)	21,310	24,260,103
5.95%, 01/08/46(b)	10,460	14,905,500
6.63%, 02/17/37(b)	15,802	22,438,840
6.75%, 01/15/44(b)	17,629	26,988,897
7.75%, 01/17/38(b)	21,004	33,002,535
8.50%, 10/12/35(b)	16,827	27,464,819
Perusahaan Penerbit SBSN Indonesia III
2.80%, 06/23/30(b)	14,913	15,598,066
3.75%, 03/01/23(b)	10,615	11,241,948
4.15%, 03/29/27(b)	19,964	22,684,095
4.33%, 05/28/25(b)	20,898	23,627,801
4.35%, 09/10/24(b)	17,143	19,141,231
4.40%, 03/01/28(b)	18,017	20,871,568

Security	Par (000)	Value

Indonesia (continued)
4.45%, 02/20/29(b)	$13,076	$15,311,179
4.55%, 03/29/26(b)	17,289	19,882,350
		704,149,197
Iraq — 0.5%
Iraq International Bond
5.80%, 01/15/28 (Call 03/15/21)(b)	65,246	61,494,120
6.75%, 03/09/23(b)	25,379	24,847,627
		86,341,747
Ivory Coast — 0.2%
Ivory Coast Government International Bond, 6.13%, 06/15/33(b)	34,907	38,386,792

Jamaica — 0.9%
Jamaica Government International Bond
6.75%, 04/28/28	41,399	49,471,805
7.88%, 07/28/45	49,228	69,180,724
8.00%, 03/15/39	37,459	53,297,133
		171,949,662
Jordan — 0.7%
Jordan Government International Bond
5.75%, 01/31/27(b)	25,872	28,612,815
5.85%, 07/07/30(b)	36,813	40,402,268
6.13%, 01/29/26(b)	28,140	31,437,656
7.38%, 10/10/47(b)	26,989	30,657,817
		131,110,556
Kazakhstan — 1.2%
Kazakhstan Government International Bond
3.88%, 10/14/24(b)	40,159	44,496,172
4.88%, 10/14/44(b)	29,455	38,926,623
5.13%, 07/21/25(b)	66,871	78,886,883
6.50%, 07/21/45(b)	42,114	66,342,711
		228,652,389
Kenya — 0.9%
Kenya Government International Bond
6.88%, 06/24/24(b)	55,417	61,045,289
7.25%, 02/28/28(b)	26,254	29,248,597
8.00%, 05/22/32(b)	32,818	37,689,422
8.25%, 02/28/48(b)	29,742	33,571,282
		161,554,590
Kuwait — 0.8%
Kuwait International Government Bond, 3.50%, 03/20/27(b)	125,016	141,189,945

Lebanon — 0.1%
Lebanon Government International Bond
6.00%, 01/27/23(b)(f)	23,991	2,758,965
6.10%, 10/04/22(b)(f)	35,239	4,052,485
6.60%, 11/27/26(b)(f)	38,850	4,467,750
6.65%, 02/26/30(b)(f)	31,756	3,651,940
6.75%, 11/29/27(b)(f)	24,997	2,874,655
6.85%, 03/23/27(b)(f)	29,226	3,397,522
7.00%, 03/23/32(b)(f)	24,949	2,806,763
		24,010,080
Malaysia — 0.8%
1MDB Global Investments Ltd., 4.40%, 03/09/23(b)	79,500	79,693,185
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(b)	27,542	30,081,028
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(b)	27,585	30,886,580
		140,660,793

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico — 2.8%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	$21,725	$21,609,586
3.25%, 04/16/30 (Call 01/16/30)	19,562	20,692,928
3.60%, 01/30/25	15,075	16,733,250
3.75%, 01/11/28	18,866	20,935,364
3.75%, 04/19/71 (Call 10/19/70)	17,700	16,588,219
3.77%, 05/24/61 (Call 11/24/60)	22,289	21,446,197
4.00%, 10/02/23	25,372	27,750,625
4.13%, 01/21/26	19,333	22,097,619
4.15%, 03/28/27	20,522	23,487,429
4.35%, 01/15/47	14,372	15,382,531
4.50%, 04/22/29	29,039	33,494,672
4.50%, 01/31/50 (Call 07/31/49)	22,149	24,273,919
4.60%, 01/23/46	24,428	26,901,335
4.60%, 02/10/48	20,768	22,883,740
4.75%, 04/27/32 (Call 01/27/32)	19,002	22,167,021
4.75%, 03/08/44	35,580	40,094,213
5.00%, 04/27/51 (Call 10/27/50)	23,232	27,108,840
5.55%, 01/21/45	25,569	31,833,405
5.75%, 10/12/2110	23,924	29,643,331
6.05%, 01/11/40	26,862	34,316,205
6.75%, 09/27/34	14,990	20,306,766
8.30%, 08/15/31	7,808	11,663,200
		531,410,395
Morocco — 0.3%
Morocco Government International Bond
3.00%, 12/15/32(e)	24,085	24,228,005
3.00%, 12/15/32(b)	800	804,750
4.00%, 12/15/50(e)	32,915	33,521,870
4.00%, 12/15/50(b)	1,200	1,222,125
		59,776,750
Nigeria — 1.5%
Nigeria Government International Bond
6.50%, 11/28/27(b)	39,923	42,967,129
7.14%, 02/23/30(b)	35,377	37,820,224
7.63%, 11/21/25(b)	29,846	34,164,343
7.63%, 11/28/47(b)	44,721	46,467,914
7.70%, 02/23/38(b)	35,686	37,425,693
7.88%, 02/16/32(b)	39,303	42,913,963
8.75%, 01/21/31(b)	28,286	32,767,563
		274,526,829
Oman — 2.9%
Oman Government International Bond
4.75%, 06/15/26(b)	60,181	61,459,846
4.88%, 02/01/25(b)	6,750	7,066,406
5.38%, 03/08/27(b)	50,185	51,659,184
5.63%, 01/17/28(b)	54,271	56,238,324
6.00%, 08/01/29(b)	56,927	59,648,823
6.25%, 01/25/31(e)	14,975	15,892,219
6.50%, 03/08/47(b)	48,925	47,380,805
6.75%, 10/28/27(e)	400	442,500
6.75%, 10/28/27(b)	38,400	42,480,000
6.75%, 01/17/48(b)	69,010	68,125,809
7.00%, 01/25/51(e)	9,700	9,821,250
7.38%, 10/28/32(b)	25,251	28,754,576
Oman Sovereign Sukuk Co.
4.40%, 06/01/24(b)	47,863	49,587,863
5.93%, 10/31/25(b)	35,875	39,619,453
		538,177,058

Security	Par (000)	Value

Pakistan — 0.4%
Pakistan Government International Bond
6.88%, 12/05/27(b)	$42,415	$45,118,956
8.25%, 04/15/24(b)	28,309	31,148,747
		76,267,703
Panama — 3.0%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	45,943	46,330,644
3.16%, 01/23/30 (Call 10/23/29)	41,685	45,332,438
3.75%, 03/16/25 (Call 12/16/24)	30,837	33,978,519
3.87%, 07/23/60 (Call 01/23/60)	63,617	70,435,947
3.88%, 03/17/28 (Call 12/17/27)	29,664	33,473,970
4.00%, 09/22/24 (Call 06/24/24)	33,143	36,509,086
4.30%, 04/29/53	43,971	52,531,604
4.50%, 05/15/47 (Call 11/15/46)	28,837	35,370,383
4.50%, 04/16/50 (Call 10/16/49)	41,342	50,643,950
4.50%, 04/01/56 (Call 10/01/55)	64,085	78,343,912
6.70%, 01/26/36	51,173	73,401,272
		556,351,725
Paraguay — 0.6%
Paraguay Government International Bond
4.95%, 04/28/31 (Call 01/28/31)(b)	27,918	33,283,491
5.40%, 03/30/50 (Call 09/30/49)(e)	27,050	33,660,344
6.10%, 08/11/44(b)	30,664	40,313,577
		107,257,412
Peru — 2.9%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	28,443	28,025,243
2.39%, 01/23/26 (Call 12/23/25)	27,457	29,087,259
2.78%, 01/23/31 (Call 10/23/30)	56,647	60,984,036
2.78%, 12/01/60 (Call 06/01/60)	56,288	54,282,740
3.23%, 07/28/2121 (Call 01/28/21)	28,630	27,350,597
4.13%, 08/25/27	30,943	35,903,550
5.63%, 11/18/50	70,175	107,126,524
6.55%, 03/14/37	29,552	43,949,365
7.35%, 07/21/25	45,294	57,537,534
8.75%, 11/21/33	57,380	96,488,056
		540,734,904
Philippines — 3.4%
Philippine Government International Bond
1.65%, 06/10/31	15,900	15,800,625
2.46%, 05/05/30	23,176	24,684,989
2.65%, 12/10/45	11,895	11,761,181
2.95%, 05/05/45	30,730	31,786,344
3.00%, 02/01/28	38,442	42,483,792
3.70%, 03/01/41	41,346	47,082,758
3.70%, 02/02/42	43,629	49,627,988
3.75%, 01/14/29	32,178	37,246,035
3.95%, 01/20/40	40,854	47,824,714
4.20%, 01/21/24	30,535	33,760,259
5.00%, 01/13/37	28,313	37,107,726
5.50%, 03/30/26	21,197	26,211,415
6.38%, 01/15/32	17,868	25,327,890
6.38%, 10/23/34	35,310	51,486,394
7.75%, 01/14/31	32,355	49,594,148
9.50%, 02/02/30	39,654	64,995,384
10.63%, 03/16/25	27,115	38,096,575
		634,878,217

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Poland — 0.9%
Republic of Poland Government International Bond
3.00%, 03/17/23	$51,888	$54,676,980
3.25%, 04/06/26	51,755	58,175,855
4.00%, 01/22/24	55,323	61,046,618
		173,899,453
Qatar — 4.1%
Qatar Government International Bond
3.25%, 06/02/26(b)	50,767	56,224,452
3.38%, 03/14/24(b)	30,790	33,233,956
3.40%, 04/16/25(b)	29,778	32,681,355
3.75%, 04/16/30(b)	45,396	52,687,733
3.88%, 04/23/23(b)	39,803	42,688,718
4.00%, 03/14/29(b)	58,370	68,438,825
4.40%, 04/16/50(b)	72,741	92,744,775
4.50%, 04/23/28(b)	43,232	51,878,400
4.63%, 06/02/46(b)	28,472	36,613,213
4.82%, 03/14/49(b)	87,198	116,790,821
5.10%, 04/23/48(b)	85,468	117,678,752
5.75%, 01/20/42(b)	12,374	18,073,774
6.40%, 01/20/40(b)	12,265	18,838,273
9.75%, 06/15/30(b)	16,020	26,988,694
		765,561,741
Romania — 1.4%
Romanian Government International Bond
3.00%, 02/14/31(b)	35,862	38,058,547
4.00%, 02/14/51(b)	56,740	60,410,369
4.38%, 08/22/23(b)	39,698	43,308,037
4.88%, 01/22/24(b)	28,352	31,674,500
5.13%, 06/15/48(b)	33,560	41,708,787
6.13%, 01/22/44(b)	26,802	36,928,131
		252,088,371
Russia — 3.6%
Russian Foreign Bond-Eurobond
1.00%, 03/31/30(b)(g)	31,988	37,006,805
4.25%, 06/23/27(b)	42,400	48,195,550
4.38%, 03/21/29(b)	49,200	56,703,000
4.75%, 05/27/26(b)	54,000	62,201,250
4.88%, 09/16/23(b)	50,600	55,707,438
5.10%, 03/28/35(b)	67,200	83,706,000
5.25%, 06/23/47(b)	115,800	155,352,937
5.63%, 04/04/42(b)	50,400	68,150,250
5.88%, 09/16/43(b)	25,800	36,249,000
12.75%, 06/24/28(b)	43,353	73,429,144
		676,701,374
Saudi Arabia — 4.4%
KSA Sukuk Ltd.
2.97%, 10/29/29(b)	25,911	27,789,548
3.63%, 04/20/27(b)	46,607	52,185,275
4.30%, 01/19/29(b)	23,108	26,949,705
Saudi Government International Bond
2.25%, 02/02/33(e)	2,675	2,645,742
2.50%, 02/03/27(b)	16,004	16,859,214
2.75%, 02/03/32(b)	11,019	11,445,986
2.88%, 03/04/23(b)	27,309	28,503,769
2.90%, 10/22/25(b)	29,079	31,250,838
3.25%, 10/26/26(b)	59,049	64,658,655
3.25%, 10/22/30(b)	18,931	20,587,462
3.45%, 02/02/61(e)	2,400	2,397,750
3.63%, 03/04/28(b)	57,322	64,039,422

Security	Par (000)	Value

Saudi Arabia (continued)
3.75%, 01/21/55(b)	$30,898	$32,616,701
4.00%, 04/17/25(b)	53,355	59,357,437
4.38%, 04/16/29(b)	44,003	51,703,525
4.50%, 04/17/30(b)	35,021	41,631,214
4.50%, 10/26/46(b)	73,204	86,014,700
4.50%, 04/22/60(b)	33,623	40,421,150
4.63%, 10/04/47(b)	51,636	61,769,565
5.00%, 04/17/49(b)	38,955	49,326,769
5.25%, 01/16/50(b)	38,367	50,380,667
		822,535,094
Senegal — 0.3%
Senegal Government International Bond
6.25%, 05/23/33(b)	27,535	30,133,616
6.75%, 03/13/48(b)	30,454	32,433,510
		62,567,126
Serbia — 0.2%
Serbia International Bond
2.13%, 12/01/30(e)	31,955	30,906,477
2.13%, 12/01/30(b)	1,200	1,160,625
		32,067,102
South Africa — 2.3%
Republic of South Africa Government International Bond
4.30%, 10/12/28	49,453	50,287,519
4.67%, 01/17/24	32,331	34,664,894
4.85%, 09/27/27	25,289	26,956,493
4.85%, 09/30/29	48,717	50,391,647
4.88%, 04/14/26	30,934	33,292,718
5.00%, 10/12/46	24,998	22,654,438
5.38%, 07/24/44	24,006	22,640,659
5.65%, 09/27/47	36,373	34,736,215
5.75%, 09/30/49	71,738	68,823,644
5.88%, 09/16/25	46,400	52,374,000
5.88%, 06/22/30	34,750	38,203,281
		435,025,508
Sri Lanka — 1.0%
Sri Lanka Government International Bond
5.75%, 04/18/23(b)	31,159	20,418,882
6.20%, 05/11/27(b)	42,835	25,674,228
6.75%, 04/18/28(b)	36,036	21,644,123
6.83%, 07/18/26(b)	26,390	16,106,147
6.85%, 03/14/24(b)	28,572	18,277,151
6.85%, 11/03/25(b)	45,242	28,134,869
7.55%, 03/28/30(b)	42,528	25,636,410
7.85%, 03/14/29(b)	37,224	22,473,990
		178,365,800
Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(b)	23,046	25,033,718

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25(b)	26,138	23,793,748

Turkey — 4.0%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(b)	8,326	8,469,103
5.00%, 04/06/23(b)	12,380	12,697,238
Turkey Government International Bond
3.25%, 03/23/23	16,259	16,228,514

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey (continued)
4.25%, 03/13/25	$20,457	$20,495,357
4.25%, 04/14/26	18,846	18,675,208
4.75%, 01/26/26	2,050	2,078,188
4.88%, 10/09/26	37,916	38,342,555
4.88%, 04/16/43	36,502	30,844,190
5.13%, 02/17/28	26,653	26,919,530
5.25%, 03/13/30	22,808	22,601,302
5.60%, 11/14/24	30,062	31,583,889
5.75%, 03/22/24	31,501	33,144,958
5.75%, 05/11/47	39,255	35,955,127
5.88%, 06/26/31	10,050	10,225,875
5.95%, 01/15/31	17,300	17,732,500
6.00%, 03/25/27	35,114	37,242,786
6.00%, 01/14/41	33,694	32,198,829
6.13%, 10/24/28	26,297	27,973,434
6.35%, 08/10/24	28,559	30,575,979
6.38%, 10/14/25	29,648	32,029,105
6.63%, 02/17/45	37,389	37,879,731
6.75%, 05/30/40	21,239	21,955,816
6.88%, 03/17/36	34,416	36,728,325
7.25%, 12/23/23	21,927	23,989,508
7.25%, 03/05/38	11,827	13,035,572
7.38%, 02/05/25	39,362	43,876,329
7.63%, 04/26/29	32,500	37,425,781
8.00%, 02/14/34	14,614	17,185,151
11.88%, 01/15/30	15,877	23,041,496
		741,131,376
Ukraine — 2.3%
Ukraine Government International Bond
7.25%, 03/15/33(b)	72,080	76,652,575
7.38%, 09/25/32(b)	84,453	90,496,668
7.75%, 09/01/23(b)	37,947	41,338,513
7.75%, 09/01/24(b)	38,116	41,975,245
7.75%, 09/01/25(b)	38,010	42,369,272
7.75%, 09/01/26(b)	36,497	40,945,072
7.75%, 09/01/27(b)	35,428	39,601,861
9.75%, 11/01/28(b)	45,038	54,566,352
		427,945,558
United Arab Emirates — 2.9%
Abu Dhabi Government International Bond
0.75%, 09/02/23(b)	22,438	22,527,752
1.70%, 03/02/31(b)	20,000	19,775,000
2.13%, 09/30/24(b)	33,980	35,583,431
2.50%, 04/16/25(b)	33,878	36,080,070
2.50%, 09/30/29(b)	35,311	37,562,076
2.70%, 09/02/70(b)	18,082	16,584,585
3.13%, 05/03/26(b)	29,080	32,060,700
3.13%, 10/11/27(b)	44,601	49,716,177
3.13%, 04/16/30(b)	33,683	37,556,545
3.13%, 09/30/49(b)	46,436	48,685,244
3.88%, 04/16/50(b)	45,970	54,589,375
4.13%, 10/11/47(b)	35,044	43,115,071
Emirate of Dubai Government International Bonds
3.90%, 09/09/50(b)	13,475	12,990,742
5.25%, 01/30/43(b)	10,600	12,279,438
Finance Department Government of Sharjah, 4.00%, 07/28/50(b)	12,896	12,960,480
RAK Capital, 3.09%, 03/31/25(b)	11,205	11,898,309

Security	Par/ Shares (000)	Value

United Arab Emirates (continued)
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(b)	$10,487	$10,850,768
3.23%, 10/23/29(b)	8,372	8,696,415
3.85%, 04/03/26(b)	12,897	13,965,033
4.23%, 03/14/28(b)	15,067	16,733,787
		534,210,998
Uruguay — 2.3%
Uruguay Government International Bond
4.38%, 10/27/27	43,452	50,716,433
4.38%, 01/23/31 (Call 10/23/30)	54,484	65,652,883
4.50%, 08/14/24	26,021	28,582,378
4.98%, 04/20/55	73,770	98,299,107
5.10%, 06/18/50	109,368	146,895,112
7.63%, 03/21/36	27,972	45,184,045
		435,329,958
Venezuela — 0.0%
Venezuela Government International Bond
9.25%, 09/15/27(f)	2,528	233,840
12.75%, 08/23/22(b)(f)	4,840	447,700
		681,540
Vietnam — 0.2%
Vietnam Government International Bond, 4.80%, 11/19/24(b)	27,333	30,783,791

Zambia — 0.2%
Zambia Government International Bond
8.50%, 04/14/24(b)(f)	26,677	14,205,503
8.97%, 07/30/27(b)(f)	34,061	17,722,364
		31,927,867
Total Foreign Government Obligations — 85.2%
(Cost: $15,785,687,030)		15,912,000,067

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(i)(j)	78,260	78,260,000

Total Short-Term Investments — 0.4%
(Cost: $78,260,000)		78,260,000

Total Investments in Securities — 98.7%
(Cost: $18,277,449,823)		18,439,278,761

Other Assets, Less Liabilities — 1.3%		237,931,202

Net Assets — 100.0%		$18,677,209,963

(a)	U.S. dollar denominated security issued by foreign domiciled entity.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Perpetual security with no stated maturity date.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2021

(h)	Zero-coupon bond.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$98,130,000	$—	$(19,870,000	)(a)	$—	$—	$78,260,000	78,260	$26,213	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$2,449,018,694	$—	$2,449,018,694
Foreign Government Obligations	—	15,912,000,067	—	15,912,000,067
Money Market Funds	78,260,000	—	—	78,260,000
	$78,260,000	$18,361,018,761	$—	$18,439,278,761